Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2011	2010	2009
Current income tax expense:
Puerto Rico	$107,343	$119,729	$75,368
Federal and States	1,722	628	3,012
Subtotal	109,065	120,357	78,380
Deferred income tax (benefit) expense:
Puerto Rico	(99,636)	(510)	(54,747)
Federal and States	2,211	(11,617)	(19,584)
Adjustment for enacted changes in income tax laws	103,287	-	(12,351)
Subtotal	5,862	(12,127)	(86,682)
Total income tax expense (benefit)	$114,927	$108,230	$(8,302)

Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico
	2011		2010		2009
(Dollar in thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$79,876	30%	$100,586	41%	$(230,241)	41%
Benefit of net tax exempt interest income	(31,379)	(12)	(7,799)	(3)	(50,261)	9
Effect of income subject to preferential
tax rate	(1,802)	(1)	(143,844)	(59)	(1,842)	-
Deferred tax asset valuation allowance	7,192	3	143,754	59	282,933	(50)
Non-deductible expenses	21,756	8	28,130	11	-	-
Difference in tax rates due to multiple
jurisdictions	(8,555)	(3)	13,908	6	40,625	(7)
Initial adjustment in deferred tax due to
change in tax rate	103,287	39	-	-	(12,351)	2
Recognition of tax benefits from previous
years [1]	(53,615)	(20)	-	-	-	-
States taxes and others	(1,833)	(1)	(26,505)	(11)	(37,165)	6
Income tax expense (benefit)	$114,927	43%	$108,230	44%	$(8,302)	1%

Components of Deferred Tax Assets and Liabilities
(In thousands)	2011	2010
Deferred tax assets:
Tax credits available for carryforward	$3,459	$5,833
Net operating loss and other carryforward available	1,174,488	1,222,717
Postretirement and pension benefits	104,663	131,508
Deferred loan origination fees	6,788	8,322
Allowance for loan losses	605,105	426,180
Deferred gains	11,763	13,056
Accelerated depreciation	5,527	7,108
Intercompany deferred gains	4,344	5,480
Other temporary differences	27,341	26,063
Total gross deferred tax assets	1,943,478	1,846,267
Deferred tax liabilities:
Differences between the assigned values and the tax bases of assets and liabilities
recognized in purchase business combinations	32,293	31,846
Difference in outside basis between financial and tax reporting on sale of a business	20,721	11,120
FDIC-assisted transaction	142,000	96,940
Unrealized net gain on trading and available-for-sale securities	73,991	52,186
Deferred loan origination costs	4,277	6,911
Other temporary differences	6,187	1,392
Total gross deferred tax liabilities	279,469	200,395
Valuation allowance	1,259,358	1,268,589
Net deferred tax asset	$404,651	$377,283

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2013	$1,447
2016	7,320
2017	8,542
2018	16,239
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	138,154
$1,138,788

Reconciliation of Unrecognized Tax Benefits
(In millions)
Balance at January 1, 2010	$41.8
Additions for tax positions related to 2010	4.4
Additions for tax positions taken in prior years	3.5
Reduction as a result of lapse of statute of limitations	(4.9)
Reduction for tax positions of prior years	(4.2)
Reduction as a result of settlements	(14.3)
Balance at December 31, 2010	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5